Post-Retirement Benefit Obligations - Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Post-retirement benefit obligations	¥ 2,584	¥ 2,712
Less: current portion	165	168
Non-current portion	¥ 2,419	¥ 2,544